Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss and comprehensive loss for the period	$ (1,523,910)	$ (1,695,651)	$ (2,381,004)	$ (2,168,341)	$ (2,303,829)
Item not affecting cash:
Share-based payments			112,200		710,774
Interest expense			66,932		62,847
Change in fair value of derivatives	(52,806)	(186,378)	(228,283)		(186,378)
Recovery of flow-through premium liability	1,131	0	(15,152)		0
Finance income on sublease			0		(1,314)
Gain on forgiveness of debt	0	0	(50,200)		0
Shares for services			0		187,872
Realized loss on marketable securities	0	1,595	0		1,595
Unrealized gain on marketable securities	0	(1,500)	0		(1,850)
Write-off of prepaid	(0)	1,000	(0)		1,000
Receivables			123,950		80,669
Prepaid expenses and deposits			12,022		(249,719)
Accounts payable and accrued liabilities			742,497		(267,188)
Net cash used in operating activities			(1,617,038)		(1,965,521)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs			(159,587)		(246,828)	$ (198,829)
Exploration and evaluation expenditures			(538,252)		(1,041,623)
Exploration and evaluation recoveries			200,000		100,000
Receipt of sublease payments			0		32,851
Sale proceeds from investment			0		3,155
Net cash used in investing activities			(497,839)		(1,152,445)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placements			1,350,129		5,418,400
Share issue costs			(22,869)	(92,999)	(387,416)
Short-term loan interest repaid			(43,340)		(72,074)
Repayment of lease obligations			0		(35,813)
Net cash provided by financing activities			1,283,920		4,923,097
Change in cash for the period			(830,957)		1,805,131
Cash, beginning of period			998,262	2,379,718	574,587	574,587
Cash, end of period	$ 167,305	$ 2,379,718	167,305	$ 998,262	2,379,718	$ 998,262
Cash paid for interest and taxes			$ 43,340		$ 72,074